OPPENHEIMER ETF TRUST

OPPENHEIMER LARGE CAP REVENUE ETF
OPPENHEIMER MID CAP REVENUE ETF
OPPENHEIMER SMALL CAP REVENUE ETF
OPPENHEIMER FINANCIALS SECTOR REVENUE ETF
OPPENHEIMER ULTRA DIVIDEND REVENUE ETF
OPPENHEIMER INTERNATIONAL REVENUE ETF
OPPENHEIMER EMERGING MARKETS REVENUE ETF
OPPENHEIMER GLOBAL REVENUE ETF
OPPENHEIMER ESG REVENUE ETF

OPPENHEIMER GLOBAL ESG REVENUE ETF

OPPENHEIMER RUSSELL 1000® LOW VOLATILITY FACTOR ETF
OPPENHEIMER RUSSELL 1000® MOMENTUM FACTOR ETF
OPPENHEIMER RUSSELL 1000® QUALITY FACTOR ETF
OPPENHEIMER RUSSELL 1000® SIZE FACTOR ETF
OPPENHEIMER RUSSELL 1000® VALUE FACTOR ETF
OPPENHEIMER RUSSELL 1000® YIELD FACTOR ETF
OPPENHEIMER RUSSELL 1000® DYNAMIC MULTIFACTOR ETF
OPPENHEIMER RUSSELL 2000® DYNAMIC MULTIFACTOR ETF

Supplement dated March 15, 2018 to the
Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above referenced funds (the “Funds”), each a series of Oppenheimer ETF Trust, and is in addition to any other supplement(s). Capitalized terms not otherwise defined herein have the meanings accorded to them in the Prospectus and/or SAI.

Effective March 19, 2018:

Prospectus

1.	For Oppenheimer Large Cap Revenue ETF, Oppenheimer Mid Cap Revenue ETF, Oppenheimer Small Cap Revenue ETF, Oppenheimer Financials Sector Revenue ETF, Oppenheimer Ultra Dividend Revenue ETF, Oppenheimer International Revenue ETF, Oppenheimer Emerging Markets Revenue ETF, Oppenheimer Global Revenue ETF, Oppenheimer ESG Revenue ETF, and Oppenheimer Global ESG Revenue ETF, each section titled "Fund Summaries" - "Portfolio Managers" is deleted in its entirety and replaced with the following:

Portfolio Managers. Frank Vallario has been Vice President of the Fund since October 2017 and portfolio manager of the Fund since August 2017. Donal Bishnoi has been portfolio manager of the Fund since March 2018.

2.	For Oppenheimer Russell 1000® Low Volatility Factor ETF, Oppenheimer Russell 1000® Momentum Factor ETF, Oppenheimer Russell 1000® Quality Factor ETF, Oppenheimer Russell 1000® Size Factor ETF, Oppenheimer Russell 1000® Value Factor ETF, Oppenheimer Russell 1000® Yield Factor ETF, Oppenheimer Russell 1000® Dynamic Multifactor ETF, and Oppenheimer Russell 2000® Dynamic Multifactor ETF, each section titled "Fund Summaries" - "Portfolio Managers" is deleted in its entirety and replaced with the following:

Portfolio Managers. Frank Vallario has been Vice President of the Fund since October 2017 and portfolio manager of the Fund since its inception. Donal Bishnoi has been portfolio manager of the Fund since March 2018.

3.	For Oppenheimer Large Cap Revenue ETF, Oppenheimer Mid Cap Revenue ETF, Oppenheimer Small Cap Revenue ETF, Oppenheimer Financials Sector Revenue ETF, Oppenheimer Ultra Dividend Revenue ETF, Oppenheimer International Revenue ETF, Oppenheimer Emerging Markets Revenue ETF, Oppenheimer Global Revenue ETF, Oppenheimer ESG Revenue ETF, and Oppenheimer Global ESG Revenue ETF, the section titled "Management of the Funds" - "The Portfolio Managers" is deleted in its entirety and replaced with the following:

Each of the Funds' portfolios is managed by Frank Vallario and Donal Bishnoi who are primarily responsible for the day-to-day management of each Fund’s investments. Mr. Vallario has been a Vice President of each Fund since October 2017 and a portfolio manager of each Fund since August 2017. Mr. Bishnoi has been a portfolio manager of each Fund since March 2018.

Mr. Vallario has been a Vice President of the Manager since August 2017. Prior to joining the Manager, Mr. Vallario was a portfolio manager at ColumbiaThreadneedle from September 2015 to June 2017. Mr. Vallario was an Executive Director, Quantitative Client Consultant, for Northeast Hedge Funds at MSCI, Inc. from April 2010 to September 2015. Mr. Vallario holds an M.B.A from Rutgers University and a B.S. from Lehigh University. Mr. Vallario is a portfolio manager of other portfolios in the OppenheimerFunds complex.

Mr. Bishnoi has been a Portfolio Manager of the Manager since March 2018. In his previous role at the firm he was a risk manager for the equity mutual funds and exchange traded funds. Mr. Bishnoi joined the firm in 2010. Mr. Bishnoi received a B.S. in Finance from the Boston University. He is a Chartered Financial Analyst charter holder from the CFA Institute. Mr. Bishnoi is a portfolio manager of other portfolios in the OppenheimerFunds complex.

The SAI provides additional information about each Portfolio Manager’s compensation, other accounts managed, and ownership of Shares in the Funds.

4.	For Oppenheimer Russell 1000® Low Volatility Factor ETF, Oppenheimer Russell 1000® Momentum Factor ETF, Oppenheimer Russell 1000® Quality Factor ETF, Oppenheimer Russell 1000® Size Factor ETF, Oppenheimer Russell 1000® Value Factor ETF, Oppenheimer Russell 1000® Yield Factor ETF, Oppenheimer Russell 1000® Dynamic Multifactor ETF, and Oppenheimer Russell 2000® Dynamic Multifactor ETF, the section titled "Management of the Funds" - "The Portfolio Managers" is deleted in its entirety and replaced with the following:

Each of the Funds' portfolios is managed by Frank Vallario and Donal Bishnoi who are primarily responsible for the day-to-day management of each Fund’s investments. Mr. Vallario has been a Vice President of each Fund since October 2017 and a portfolio manager of each Fund since inception. Mr. Bishnoi has been a portfolio manager of each Fund since March 2018.

Mr. Vallario has been a Vice President of the Manager since August 2017. Prior to joining the Manager, Mr. Vallario was a portfolio manager at ColumbiaThreadneedle from September 2015 to June 2017. Mr. Vallario was an Executive Director, Quantitative Client Consultant, for Northeast Hedge Funds at MSCI, Inc. from April 2010 to September 2015. Mr. Vallario holds an M.B.A from Rutgers University and a B.S. from Lehigh University. Mr. Vallario is a portfolio manager of other portfolios in the OppenheimerFunds complex.

Mr. Bishnoi has been a Portfolio Manager of the Manager since March 2018. In his previous role at the firm he was a risk manager for the equity mutual funds and exchange traded funds. Mr. Bishnoi joined the firm in 2010. Mr. Bishnoi received a B.S. in Finance from the Boston University. He is a Chartered Financial Analyst charter holder from the CFA Institute. Mr. Bishnoi is a portfolio manager of other portfolios in the OppenheimerFunds complex.

The SAI provides additional information about each Portfolio Manager’s compensation, other accounts managed, and ownership of Shares in the Funds.

SAI

1.	All references to Sean P. Reichert are removed.
2.	The section titled “Portfolio Managers” is deleted in its entirety and replaced by the following:

Portfolio Managers. The Funds are managed by a team of investment professionals including Frank Vallario and Donal Bishnoi (each is referred to as a “Portfolio Manager” and collectively they are referred to as the “Portfolio Managers”) who are responsible for the day-to-day management of the Funds’ investments.

3.	The section titled "Other Accounts Managed" is deleted in its entirety and replaced with the following:

Other Accounts Managed. In addition to managing the Funds’ investment portfolios, the members of the portfolio management team also manage other investment portfolios and other accounts on behalf of the Manager or its affiliates. The following table provides information regarding those other portfolios and accounts as of February 28, 2018. No portfolio or account as an advisory fee based on performance:

Portfolio Manager	Registered Investment Companies Managed	Total Assets in Registered Investment Companies Managed1	Other Pooled Investment Vehicles	Total Assets in Other Pooled Investment Vehicles	Other Accounts Managed	Total Assets in Other Accounts Managed2, 3
Frank Vallario	0	0	0	0	1	$6.934
Donal Bishnoi	0	0	0	0	0	0
1.	In Billions
2.	In Millions
3.	Does not include personal accounts of the portfolio manager and his or her family, which are subject to the Code of Ethics.

4. The following information, as of February 28, 2018, is added to the "Ownership of Fund Shares" table:

Portfolio Manager	Range of Shares Beneficially Owned in the Fund
Donal Bishnoi	None

March 15, 2018	PS0000.188